Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	dei_EntityCentralIndexKey	0001112996
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2019
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A